FAIR VALUE MEASUREMENT (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 743,353,438	$ 671,373,965
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	52,303,249	213,390,483
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,282,005	168,384,777
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Self-directed - Fidelity Brokerage Link
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	19,246,501	15,493,227
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Terex Corporation Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	31,774,743	29,512,479
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	52,303,249	213,390,483
Fair Value, Inputs, Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,282,005	168,384,777
Fair Value, Inputs, Level 1 | Self-directed - Fidelity Brokerage Link
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	19,246,501	15,493,227
Fair Value, Inputs, Level 1 | Terex Corporation Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	31,774,743	29,512,479
Fair Value Measured at Net Asset Value Per Share | Common Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 691,050,189	$ 457,983,482